Business Arrangements	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Business Arrangements
BUSINESS ARRANGEMENTS

HII periodically enters into business arrangements with non-affiliated entities. These arrangements generally consist of business ventures designed to deliver collective capabilities that would not have been available to the venture's participants individually, and provide a single point of contact during contract performance to the entity's principal customer. In some arrangements, each equity participant receives a subcontract from the business venture for a pre-determined scope of work. In other cases, the arrangements rely primarily on the assignment of key personnel to the venture from each equity participant rather than subcontracts for a specific work scope. Based on the terms of these arrangements and the relevant GAAP related to consolidation accounting for such entities, the Company does not consolidate the financial position, results of operations, or cash flows of these entities into its consolidated financial statements, but accounts for them under the equity method. To the extent HII acts as a subcontractor in these arrangements, HII's subcontract activities are recorded in the same manner as sales to non-affiliated entities.

In May 2007, the Company signed a joint venture agreement with Fluor Federal Services, Inc. and Honeywell International Inc. for a nominal initial investment, whereby Savannah River Nuclear Solutions, LLC ("SRNS") was formed to manage and operate the Savannah River Site for the Department of Energy and the National Nuclear Security Administration. As of December 31, 2013 and 2012, the Company's ownership interest was approximately 34%, with carrying amounts of $6 million and $4 million, respectively. The investment in SRNS is being accounted for using the equity method under the Company's Newport News operating segment, and the total investment is classified as miscellaneous other assets in the Company's consolidated statements of financial position. During the years ended December 31, 2013, 2012 and 2011, the Company received cash dividends from SRNS in the amounts of $13 million, $17 million and $20 million, respectively, which were recorded as reductions in the Company's investment in SRNS.

The following table presents summarized financial information for the Company's equity method investments:

Assets and Liabilities

	December 31
($ in millions)	2013	2012
Current assets	$62	$43
Current liabilities	35	21
Long-term liabilities	8	8

Results of Operations

	Year Ended December 31
($ in millions)	2013	2012	2011
Sales and services revenues	$1,032	$1,316	$1,474
Operating income	42	50	23
Net earnings	42	50	23